DEBT (Details Narrative) - USD ($)		1 Months Ended					2 Months Ended	4 Months Ended	6 Months Ended	12 Months Ended
	Apr. 14, 2022	Dec. 31, 2022	Nov. 30, 2022	Jul. 31, 2022	Mar. 31, 2022	Jan. 31, 2020	Feb. 28, 2021	May 06, 2020	Jul. 08, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2020
Debt Instrument [Line Items]
Repayments of Notes Payable			$ 1,500,000		$ 250,000					$ 2,417,000	$ 1,700,000
Bull Horn Holdings Sponsor L C [Member]
Debt Instrument [Line Items]
Warrants outstanding		3,750,000								3,750,000	3,750,000
License Agreement [Member] | Purple Bio Tech [Member]
Debt Instrument [Line Items]
Principal amount		$ 1,500,000								$ 1,500,000
Debt Instrument, Interest Rate During Period										5.00%
Public Warrants [Member]
Debt Instrument [Line Items]
Warrants outstanding		7,500,000								7,500,000	7,500,000
Note Payable 1 [Member]
Debt Instrument [Line Items]
Principal amount		$ 200,000								$ 200,000
Debt stated interest rate		9.00%								9.00%
Debt maturity date										Jun. 15, 2020
Note payable												$ 200,000
Note Payable 2 [Member]
Debt Instrument [Line Items]
Principal amount						$ 500,000
Debt stated interest rate						8.00%
Debt maturity date	Jul. 31, 2022
Repayments of Notes Payable		$ 500,000
Interest Expense, Debt		135,671
Note Payable 2 [Member] | Debt Extension [Member] | Warrant [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	400,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.50
Note Payable 3 [Member]
Debt Instrument [Line Items]
Principal amount						$ 250,000
Debt stated interest rate						8.00%
Debt maturity date						Feb. 08, 2021
Note payable		0								$ 0	$ 0
Note Payable 4 [Member]
Debt Instrument [Line Items]
Principal amount						$ 250,000
Debt stated interest rate						8.00%
Debt maturity date						Feb. 08, 2021
Note payable		0								0	0
Note Payable 5 [Member]
Debt Instrument [Line Items]
Principal amount						$ 333,000
Debt stated interest rate						8.00%
Debt maturity date						Feb. 08, 2021
Note payable		0								0	0
Note Payable 6 [Member]
Debt Instrument [Line Items]
Principal amount						$ 167,000
Debt stated interest rate						8.00%
Debt maturity date	Jul. 31, 2022
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	250,000
Repayments of Notes Payable			117,000	$ 50,000
Interest Expense, Debt			$ 42,893
Note Payable 7 [Member]
Debt Instrument [Line Items]
Principal amount													$ 104,000
Note payable		0								0	0
PPP Loan [Member]
Debt Instrument [Line Items]
Note payable		0								0	0
Proceeds from loan							$ 77,595	$ 77,500
EIDL Loan [Member]
Debt Instrument [Line Items]
Debt stated interest rate									3.75%
Note payable		$ 150,000								$ 150,000	$ 150,000
Proceeds from loan									$ 150,000